UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5696
RiverSource Global Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: April 30, 2011

Item 1.	Reports to Stockholders.
Semiannual Report

Semiannual Report

Threadneedle Global Equity Income Fund

Semiannual Report for the Period Ended
April 30, 2011

Threadneedle Global Equity Income Fund seeks to provide shareholders with a high level of current income and secondarily, growth of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	16

Statement of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	19

Notes to Financial Statements	25

Proxy Voting	41

Approval of Advisory Agreements	41

Results of Meeting of Shareholders	46

In August 2010, the Board of Directors of Threadneedle Global Equity Income Fund (the Fund) approved a proposal to merge the Fund with and into Columbia Global Equity Fund. The proposal was approved at a meeting of shareholders held on February 15, 2011 and the merger of the Fund occurred after the close of business on June 3, 2011. For more information, see “Results of Meeting of Shareholders.”

See the Fund’s prospectus for risks associated with investing in the Fund.

2  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

COUNTRY BREAKDOWN(1) (at April 30, 2011)

Australia	3.7%

Bermuda	1.3

Brazil	3.6

Canada	3.7

China	0.5

Cyprus	1.3

Finland	4.4

France	6.8

Germany	2.0

Greece	0.4

Hong Kong	2.2

Indonesia	0.7

Italy	3.3

Japan	0.9

Malaysia	0.6

Mexico	0.3

Norway	0.8

Poland	1.3

Singapore	4.4

South Africa	3.1

South Korea	2.9

Spain	1.3

Sweden	0.9

Switzerland	1.2

Taiwan	6.8

United Kingdom	15.1

United States	23.4

Other(2)	3.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

TOP TEN HOLDINGS(1) (at April 30, 2011)

HTC Corp. (Taiwan)	3.0%

Vodafone Group PLC (United Kingdom)	2.2

BP Prudhoe Bay Royalty Trust (United States)	2.0

Vivendi SA (France)	2.0

Pearson PLC (United Kingdom)	1.9

Aggreko PLC (United Kingdom)	1.8

Linn Energy LLC Unit (United States)	1.6

Talvivaara Minning Co. PLC 2013 5.250% (Finland)	1.6

Admiral Group PLC (United Kingdom)	1.6

Chunghwa Telecom Co. Ltd., ADR (Taiwan)	1.6

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until April 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for each class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  5

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Nov. 1, 2010	April 30, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,150.90	$9.17	1.71%

Hypothetical (5% return before expenses)	$1,000	$1,016.40	$8.60	1.71%

Class B

Actual(b)	$1,000	$1,145.90	$13.11	2.45%

Hypothetical (5% return before expenses)	$1,000	$1,012.72	$12.29	2.45%

Class C

Actual(b)	$1,000	$1,146.60	$13.11	2.45%

Hypothetical (5% return before expenses)	$1,000	$1,012.72	$12.29	2.45%

Class I

Actual(b)	$1,000	$1,152.70	$6.92	1.29%

Hypothetical (5% return before expenses)	$1,000	$1,018.50	$6.49	1.29%

Class R

Actual(b)	$1,000	$1,149.20	$10.50	1.96%

Hypothetical
(5% return before expenses)	$1,000	$1,015.16	$9.85	1.96%

Class R4

Actual(b)	$1,000	$1,151.20	$8.53	1.59%

Hypothetical (5% return before expenses)	$1,000	$1,017.00	$8.00	1.59%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended April 30, 2011: +15.09% for Class A, +14.59% for Class B, +14.66% for Class C, +15.27% for Class I, +14.92% for Class R and +15.12% for Class R4.

6  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments

April 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (93.7%)(c)
Issuer	Shares		Value(a)

Australia (3.6%)
Ausdrill Ltd.	36,393		$134,566
Coca-Cola Amatil Ltd.	36,130		473,584
Foster’s Group Ltd.	67,714		417,921
National Australia Bank Ltd.	14,835		441,679
Telstra Corp., Ltd.	124,085		396,340

Total			1,864,090

Bermuda (1.3%)
Seadrill Ltd.	18,361		654,570

Brazil (2.3%)
Banco Santander Brasil SA, ADR	42,529		493,762
Multiplus SA	25,037		511,021
Redecard SA	11,500		167,105

Total			1,171,888

Canada (3.6%)
AGF Management Ltd., Class B	26,400		552,471
Baytex Energy Corp.	12,528		771,975
Crescent Point Energy Corp.	11,758	(d)	533,873

Total			1,858,319

China (0.5%)
Jiangsu Expressway Co., Ltd., Series H	244,000		258,814

Cyprus (1.3%)
ProSafe SE	84,441		685,622

Finland (2.8%)
Fortum OYJ	20,998		723,413
Sampo OYJ, Series A	21,125	(d)	710,893

Total			1,434,306

France (6.7%)
Euler Hermes SA	5,611	(b)	598,123
France Telecom SA	28,331		664,476
Sanofi-Aventis SA	4,117		325,628
Schneider Electric SA	2,726	(d)	481,688
Total SA	6,325		404,897
Vivendi SA	30,998		972,660

Total			3,447,472

Germany (2.0%)
BMW AG	5,471	(d)	515,942
Deutsche Telekom AG	14,920		247,838
E.ON AG	7,694	(d)	263,019

Total			1,026,799

Greece (0.4%)
OPAP SA	10,223		216,073

Hong Kong (2.2%)
Champion REIT	1,225,000	(d)	710,142
Hang Seng Bank Ltd.	26,000	(d)	406,383

Total			1,116,525

Indonesia (0.7%)
PT Perusahaan Gas Negara Tbk	774,500		362,720

Italy (3.3%)
ENI SpA	13,847		370,196
Fiat SpA	33,075		282,177
Snam Rete Gas SpA	66,898	(d)	416,161
Telecom Italia SpA	146,525		220,715
Tod’s SpA	2,917		395,975

Total			1,685,224

Japan (0.9%)
Canon, Inc.	9,900		466,216

Malaysia (0.6%)
Maxis Bhd	166,700		302,474

Mexico (0.3%)
Grupo Continental SAB de CV	44,600		166,983

See accompanying Notes to Portfolio of Investments.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Norway (0.8%)
DnB NOR ASA	24,352	(d)	$395,918

Poland (1.3%)
KGHM Polska Miedz SA	9,167		674,394

Singapore (4.3%)
Ascendas Real Estate Investment Trust	247,000		410,228
DBS Group Holdings Ltd.	59,500		728,993
Mapletree Industrial Trust	462,000	(d)	408,294
StarHub Ltd.	284,000		666,704

Total			2,214,219

South Africa (3.1%)
Kumba Iron Ore Ltd.	8,341		609,878
MTN Group Ltd.	26,070		579,735
The Foschini Group Ltd.	29,066		401,124

Total			1,590,737

South Korea (2.9%)
Kangwon Land, Inc.	21,440		487,441
KT Corp., ADR	24,117		489,575
KT&G Corp.	8,755		518,178

Total			1,495,194

Spain (1.3%)
Banco Santander SA	52,459		669,926

Sweden (0.9%)
Skanska AB, Series B	21,778		467,821

Switzerland (1.2%)
Nestlé SA	10,230		635,088

Taiwan (6.9%)
Chunghwa Telecom Co. Ltd., ADR	24,826		783,260
Delta Electronics, Inc.	108,040		483,623
HTC Corp.	32,900		1,497,499
Hung Poo Real Estate Development Corp.	227,000		272,683
Taiwan Semiconductor Manufacturing Co., Ltd.	160,000		413,838

Total			3,450,903

United Kingdom (15.1%)
Admiral Group PLC	27,759		785,325
Aggreko PLC	30,328		907,341
AstraZeneca PLC	8,990		446,065
BAE Systems PLC	75,007		411,737
Close Brothers Group PLC	19,936		270,455
GlaxoSmithKline PLC	24,177		528,148
Man Group PLC	115,464		483,201
National Grid PLC	46,757		479,731
Pearson PLC	47,680		913,830
Royal Dutch Shell PLC, Series B	16,143		628,039
RSA Insurance Group PLC	164,284		378,592
United Utilities Group PLC	30,529		322,606
Vodafone Group PLC	383,587		1,108,873

Total			7,663,943

United States (23.4%)
AllianceBernstein Holding LP	13,891		308,380
Altria Group, Inc.	26,271		705,113
Annaly Capital Management, Inc.	26,326		469,656
AT&T, Inc.	14,942		464,995
Blackstone Group LP	29,530		559,298
BP Prudhoe Bay Royalty Trust	8,391		977,804
Bristol-Myers Squibb Co.	23,660		664,845
CenturyLink, Inc.	13,124		535,197
Enterprise Products Partners LP	9,014		390,036
Frontier Communications Corp.	23,658		195,652
Kimberly-Clark Corp.	5,391		356,129
Kinder Morgan Energy Partners LP	8,929		690,390
Linn Energy LLC Unit	19,810		799,928
McDonald’s Corp.	6,256		489,908
Merck & Co., Inc.	17,562		631,354
Mesabi Trust	4,584		162,457
Penn Virginia Resource Partners LP	15,833		445,857

See accompanying Notes to Portfolio of Investments.

8  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares	Value(a)

United States (cont.)
Pfizer, Inc.	19,527	$409,286
Philip Morris International, Inc.	9,011	625,724
Plum Creek Timber Co., Inc.	9,114	392,722
Reynolds American, Inc.	14,454	536,388
Southern Co.	10,916	426,161
Southern Copper Corp.	10,278	385,014
Verizon Communications, Inc.	6,942	262,269

Total		11,884,563

Total Common Stocks
(Cost: $36,889,986)		$47,860,801

Preferred Stocks (1.3%)(c)
Issuer	Shares	Value(a)

Brazil
Cia de Bebidas das Americas	20,315	$647,208

Total Preferred Stocks
(Cost: $238,823)		$647,208

Bonds (1.6%)(c)
	Coupon	Principal
Issuer	Rate	Amount	Value(a)

Finland
Talvivaara Mining Co. PLC (EUR) Senior Unsecured Convertible
05-20-13	5.250%	$500,000	$798,895

Total Bonds
(Cost: $406,096)			$798,895

Money Market Fund (3.0%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.195%	1,556,489	(e)	$1,556,489

Total Money Market Fund
(Cost: $1,556,489)			$1,556,489

Investments of Cash Collateral Received
for Securities on Loan (6.5%)
	Effective	Principal
Issuer	Yield	Amount	Value(a)

Repurchase Agreements(f)
Goldman Sachs & Co. dated 04-29-11, matures 05-02-11, repurchase price $3,338,629
	0.050%	$3,338,615	$3,338,615

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $3,338,615)			$3,338,615

Total Investments in Securities
(Cost: $42,430,009)(g)			$54,202,008

See accompanying Notes to Portfolio of Investments.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2011:

	Percentage of
Industry	Net Assets	Value
Aerospace & Defense	0.8%	$411,737
Automobiles	1.6	798,119
Beverages	2.1	1,058,488
Capital Markets	4.3	2,173,805
Commercial Banks	6.1	3,136,661
Commercial Services & Supplies	2.8	1,418,362
Communications Equipment	2.9	1,497,499
Construction & Engineering	0.9	467,821
Diversified Telecommunication Services	8.3	4,260,317
Electric Utilities	2.8	1,412,593
Electrical Equipment	0.9	481,688
Electronic Equipment, Instruments & Components	0.9	483,623
Energy Equipment & Services	2.6	1,340,192
Food and Beverage	1.3	647,208
Food Products	1.2	635,088
Gas Utilities	1.5	778,881
Hotels, Restaurants & Leisure	2.3	1,193,422
Household Products	0.7	356,129
Insurance	4.8	2,472,933
IT Services	0.3	167,105
Media	3.7	1,886,490
Metals	1.6	798,895
Metals & Mining	3.8	1,966,309
Multi-Utilities	1.6	802,337
Office Electronics	0.9	466,216
Oil, Gas & Consumable Fuels	11.9	6,012,995
Pharmaceuticals	5.9	3,005,326
Real Estate Investment Trusts (REITs)	4.7	2,391,042
Real Estate Management & Development	0.5	272,683
Semiconductors & Semiconductor Equipment	0.8	413,838
Specialty Retail	0.8	401,124
Textiles, Apparel & Luxury Goods	0.8	395,975
Tobacco	4.7	2,385,403
Transportation Infrastructure	0.5	258,814
Wireless Telecommunication Services	5.2	2,657,786
Other(1)	9.6	4,895,104

Total		$54,202,008

(1)	Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

See accompanying Notes to Portfolio of Investments.

10  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	At April 30, 2011, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	Affiliated Money Market Fund — See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.050%)
Security Description	Value(a)
Government National Mortgage Association	$3,405,388

Total Market Value of Collateral Securities	$3,405,388

(g)	At April 30, 2011, the cost of securities for federal income tax purposes was approximately $42,430,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,874,000
Unrealized depreciation	(102,000)

Net unrealized appreciation	$11,772,000

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

12  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Fair Value at April 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Aerospace & Defense	$—	$411,737	$—	$411,737
Automobiles	—	798,119	—	798,119
Beverages	166,983	891,505	—	1,058,488
Capital Markets	1,420,149	753,656	—	2,173,805
Commercial Banks	493,762	2,642,899	—	3,136,661
Commercial Services & Supplies	511,021	907,341	—	1,418,362
Communications Equipment	—	1,497,499	—	1,497,499
Construction & Engineering	—	467,821	—	467,821
Diversified Telecommunication Services	2,730,948	1,529,369	—	4,260,317
Electric Utilities	426,160	986,433	—	1,412,593
Electrical Equipment	—	481,688	—	481,688
Electronic Equipment, Instruments & Components	—	483,623	—	483,623
Energy Equipment & Services	654,570	685,622	—	1,340,192
Food Products	—	635,088	—	635,088
Gas Utilities	—	778,881	—	778,881
Hotels, Restaurants & Leisure	489,908	703,514	—	1,193,422
Insurance	—	2,472,933	—	2,472,933
Media	—	1,886,490	—	1,886,490
Metals & Mining	547,471	1,418,838	—	1,966,309
Multi-Utilities	—	802,337	—	802,337
Office Electronics	—	466,216	—	466,216
Oil, Gas & Consumable Fuels	4,609,863	1,403,132	—	6,012,995
Pharmaceuticals	1,705,486	1,299,840	—	3,005,326

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair Value at April 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Real Estate Investment Trusts (REITs)	$862,378	$1,528,664	$—	$2,391,042
Real Estate Management & Development	—	272,683	—	272,683
Semiconductors & Semiconductor Equipment	—	413,838	—	413,838
Specialty Retail	—	401,124	—	401,124
Textiles, Apparel & Luxury Goods	—	395,975	—	395,975
Tobacco	1,867,225	518,178	—	2,385,403
Transportation Infrastructure	—	258,814	—	258,814
Wireless Telecommunication Services	—	2,657,786	—	2,657,786
All Other Industries	523,234	—	—	523,234
Preferred Stocks	647,208	—	—	647,208

Total Equity Securities	17,656,366	30,851,643	—	48,508,009

Bonds
Corporate Debt Securities	—	798,895	—	798,895

Total Bonds	—	798,895	—	798,895

Other
Affiliated Money Market Fund(c)	1,556,489	—	—	1,556,489
Investments of Cash Collateral Received for Securities on Loan	—	3,338,615	—	3,338,615

Total Other	1,556,489	3,338,615	—	4,895,104

Total	$19,212,855	$34,989,153	$—	$54,202,008

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $21,805,886.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2011.

14  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Debt
Securities
Balance as of Oct. 31, 2010	$768,694
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(768,694)

Balance as of April 30, 2011	$—

*	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  15

Statement of Assets and Liabilities
April 30, 2011 (Unaudited)

Assets
Investments in securities, at value*
Unaffiliated issuers (identified cost $37,534,905)	$49,306,904
Affiliated money market fund (identified cost $1,556,489)	1,556,489
Investments of cash collateral received for securities on loan (identified cost $3,338,615)	3,338,615

Total investments in securities (identified cost $42,430,009)	54,202,008
Foreign currency holdings (identified cost $222,651)	228,638
Receivable from Investment Manager	52
Capital shares receivable	109,496
Dividends and accrued interest receivable	258,056

Total assets	54,798,250

Liabilities
Capital shares payable	269,286
Payable upon return of securities loaned	3,338,615
Accrued investment management services fees	1,120
Accrued distribution fees	388
Accrued transfer agency fees	2,540
Accrued administrative services fees	112
Other accrued expenses	84,898

Total liabilities	3,696,959

Net assets applicable to outstanding capital stock	$51,101,291

Represented by
Capital stock — $.01 par value	$45,465
Additional paid-in capital	37,914,490
Undistributed net investment income	13,728
Accumulated net realized gain (loss)	1,344,470
Unrealized appreciation (depreciation) on investments
and on translation of assets and liabilities in foreign currencies	11,783,138

Total — representing net assets applicable to outstanding capital stock	$51,101,291

*Value of securities on loan	$3,136,032

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$41,793,075	3,718,261	$11.24	(1)
Class B	$2,269,099	202,399	$11.21
Class C	$1,440,994	128,684	$11.20
Class I	$5,551,499	493,000	$11.26
Class R	$11,824	1,051	$11.25
Class R4	$34,800	3,093	$11.25

(1)	The maximum offering price per share for Class A is $11.93. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended April 30, 2011 (Unaudited)

Investment income
Income:
Dividends	$1,019,726
Interest	62,781
Income distributions from affiliated money market fund	1,237
Income from securities lending — net	24,035
Foreign taxes withheld	(81,382)

Total income	1,026,397

Expenses:
Investment management services fees	189,774
Distribution fees
Class A	42,829
Class B	10,049
Class C	5,664
Class R	27
Transfer agency fees
Class A	30,649
Class B	1,826
Class C	992
Class R	10
Class R4	24
Administrative services fees	17,014
Plan administration services fees — Class R4	40
Compensation of board members	470
Custodian fees	11,030
Printing and postage	6,820
Registration fees	41,810
Professional fees	18,971
Merger expenses	33,461
Other	6,556

Total expenses	418,016
Expenses waived/reimbursed by the Investment Manager and its affiliates	(53,622)

Total net expenses	364,394

Investment income (loss) — net	662,003

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	1,836,066
Foreign currency transactions	(5,444)

Net realized gain (loss) on investments	1,830,622
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	3,810,775

Net gain (loss) on investments and foreign currencies	5,641,397

Net increase (decrease) in net assets resulting from operations	$6,303,400

The accompanying Notes to Financial Statements are an integral part of this statement.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  17

Statements of Changes in Net Assets

	Six months ended
	April 30, 2011	Year ended
	(Unaudited)	Oct. 31, 2010
Operations and distributions
Investment income (loss) — net	$662,003	$1,292,732
Net realized gain (loss) on investments	1,830,622	1,102,960
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	3,810,775	4,238,399

Net increase (decrease) in net assets resulting from operations	6,303,400	6,634,091

Distributions to shareholders from:
Net investment income
Class A	(715,551)	(1,039,349)
Class B	(36,773)	(75,807)
Class C	(19,977)	(21,124)
Class I	(123,161)	(210,743)
Class R	(227)	(367)
Class R3	—	(289)
Class R4	(716)	(671)
Class R5	—	(321)

Total distributions	(896,405)	(1,348,671)

Capital share transactions
Proceeds from sales
Class A shares	11,487,620	7,486,858
Class B shares	222,259	451,125
Class C shares	459,902	326,736
Class R shares	400	425
Class R4 shares	—	15,002
Reinvestment of distributions at net asset value
Class A shares	649,925	985,504
Class B shares	35,485	73,906
Class C shares	18,284	19,873
Class R shares	11	8
Class R4 shares	481	269
Conversions from Class B to Class A
Class A shares	—	586,823
Class B shares	—	(586,823)
Payments for redemptions
Class A shares	(3,792,833)	(5,206,085)
Class B shares	(110,470)	(427,591)
Class C shares	(29,549)	(60,046)
Class R shares	(402)	—
Class R3 shares	—	(9,998)
Class R5 shares	—	(9,998)

Increase (decrease) in net assets from capital share transactions	8,941,113	3,645,988

Total increase (decrease) in net assets	14,348,108	8,931,408
Net assets at beginning of period	36,753,183	27,821,775

Net assets at end of period	$51,101,291	$36,753,183

Undistributed net investment income	$13,728	$248,130

The accompanying Notes to Financial Statements are an integral part of this statement.

18  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
Class A	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008(a)
	(Unaudited)
Net asset value, beginning of period	$9.99		$8.49	$7.24	$9.96

Income from investment operations:
Net investment income (loss)	.16		.37	.30	.07
Net gains (losses) (both realized and unrealized)	1.32		1.52	1.14	(2.77)

Total from investment operations	1.48		1.89	1.44	(2.70)

Less distributions:
Dividends from net investment income	(.23)		(.39)	(.19)	(.02)
Tax return of capital	—		—	—	(.00	)(b)

Total distributions	(.23)		(.39)	(.19)	(.02)

Net asset value, end of period	$11.24		$9.99	$8.49	$7.24

Total return	15.09%		23.01%	20.16%	(27.12%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.96%	(d)	1.82%	2.35%	4.71%	(d)

Net expenses after expense waiver/reimbursement(e)	1.71%	(d)	1.42%	1.50%	1.45%	(d)

Net investment income (loss)	3.14%	(d)	4.24%	4.19%	3.78%	(d)

Supplemental data
Net assets, end of period (in millions)	$42		$29	$21	$5

Portfolio turnover rate	11%		35%	45%	10%

See accompanying Notes to Financial Highlights.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  19

Financial Highlights (continued)

	Six months
Class B	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008(a)
	(Unaudited)
Net asset value, beginning of period	$9.97		$8.47	$7.24	$9.96

Income from investment operations:
Net investment income (loss)	.12		.30	.26	.06
Net gains (losses) (both realized and unrealized)	1.31		1.52	1.11	(2.76)

Total from investment operations	1.43		1.82	1.37	(2.70)

Less distributions:
Dividends from net investment income	(.19)		(.32)	(.14)	(.02)
Tax return of capital	—		—	—	(.00	)(b)

Total distributions	(.19)		(.32)	(.14)	(.02)

Net asset value, end of period	$11.21		$9.97	$8.47	$7.24

Total return	14.59%		22.10%	19.14%	(27.15%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	2.72%	(d)	2.53%	3.18%	5.48%	(d)

Net expenses after expense waiver/reimbursement(e)	2.45%	(d)	2.17%	2.26%	2.21%	(d)

Net investment income (loss)	2.28%	(d)	3.45%	3.64%	3.11%	(d)

Supplemental data
Net assets, end of period (in millions)	$2		$2	$2	$1

Portfolio turnover rate	11%		35%	45%	10%

See accompanying Notes to Financial Highlights.

20  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months
Class C	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008(a)
	(Unaudited)
Net asset value, beginning of period	$9.96		$8.47	$7.24	$9.96

Income from investment operations:
Net investment income (loss)	.12		.31	.25	.07
Net gains (losses) (both realized and unrealized)	1.32		1.51	1.13	(2.77)

Total from investment operations	1.44		1.82	1.38	(2.70)

Less distributions:
Dividends from net investment income	(.20)		(.33)	(.15)	(.02)
Tax return of capital	—		—	—	(.00	)(b)

Total distributions	(.20)		(.33)	(.15)	(.02)

Net asset value, end of period	$11.20		$9.96	$8.47	$7.24

Total return	14.66%		22.10%	19.21%	(27.18%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	2.70%	(d)	2.59%	3.05%	5.15%	(d)

Net expenses after expense waiver/reimbursement(e)	2.45%	(d)	2.17%	2.25%	2.21%	(d)

Net investment income (loss)	2.41%	(d)	3.57%	3.44%	3.31%	(d)

Supplemental data
Net assets, end of period (in millions)	$1		$1	$—	$—

Portfolio turnover rate	11%		35%	45%	10%

See accompanying Notes to Financial Highlights.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  21

Financial Highlights (continued)

	Six months
Class I	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008(a)
	(Unaudited)
Net asset value, beginning of period	$10.01		$8.50	$7.25	$9.96

Income from investment operations:
Net investment income (loss)	.18		.41	.33	.09
Net gains (losses) (both realized and unrealized)	1.32		1.53	1.13	(2.77)

Total from investment operations	1.50		1.94	1.46	(2.68)

Less distributions:
Dividends from net investment income	(.25)		(.43)	(.21)	(.03)
Tax return of capital	—		—	—	(.00	)(b)

Total distributions	(.25)		(.43)	(.21)	(.03)

Net asset value, end of period	$11.26		$10.01	$8.50	$7.25

Total return	15.27%		23.56%	20.53%	(27.00%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.54%	(d)	1.37%	1.88%	4.12%	(d)

Net expenses after expense waiver/reimbursement(e)	1.29%	(d)	1.03%	1.09%	1.07%	(d)

Net investment income (loss)	3.42%	(d)	4.61%	4.52%	3.95%	(d)

Supplemental data
Net assets, end of period (in millions)	$6		$5	$4	$4

Portfolio turnover rate	11%		35%	45%	10%

See accompanying Notes to Financial Highlights.

22  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months
Class R	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008(a)
	(Unaudited)
Net asset value, beginning of period	$10.00		$8.49	$7.25	$9.96

Income from investment operations:
Net investment income (loss)	.14		.34	.27	.07
Net gains (losses) (both realized and unrealized)	1.33		1.53	1.13	(2.77)

Total from investment operations	1.47		1.87	1.40	(2.70)

Less distributions:
Dividends from net investment income	(.22)		(.36)	(.16)	(.01)
Tax return of capital	—		—	—	(.00	)(b)

Total distributions	(.22)		(.36)	(.16)	(.01)

Net asset value, end of period	$11.25		$10.00	$8.49	$7.25

Total return	14.92%		22.65%	19.63%	(27.10%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	2.23%	(d)	2.14%	2.68%	4.92%	(d)

Net expenses after expense waiver/reimbursement(e)	1.96%	(d)	1.80%	1.83%	1.72%	(d)

Net investment income (loss)	2.75%	(d)	3.85%	3.78%	3.36%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—

Portfolio turnover rate	11%		35%	45%	10%

See accompanying Notes to Financial Highlights.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  23

Financial Highlights (continued)

	Six months
Class R4	ended April 30,		Year ended Oct. 31,
Per share data	2011		2010	2009	2008(a)
	(Unaudited)
Net asset value, beginning of period	$10.00		$8.50	$7.25	$9.96

Income from investment operations:
Net investment income (loss)	.16		.39	.28	.08
Net gains (losses) (both realized and unrealized)	1.32		1.51	1.17	(2.77)

Total from investment operations	1.48		1.90	1.45	(2.69)

Less distributions:
Dividends from net investment income	(.23)		(.40)	(.20)	(.02)
Tax return of capital	—		—	—	(.00	)(b)

Total distributions	(.23)		(.40)	(.20)	(.02)

Net asset value, end of period	$11.25		$10.00	$8.50	$7.25

Total return	15.12%		23.09%	20.26%	(27.04%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.84%	(d)	1.82%	2.20%	4.42%	(d)

Net expenses after expense waiver/reimbursement(e)	1.59%	(d)	1.37%	1.33%	1.24%	(d)

Net investment income (loss)	3.12%	(d)	4.44%	4.02%	3.89%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—

Portfolio turnover rate	11%		35%	45%	10%

Notes to Financial Highlights

(a)	For the period from Aug. 1, 2008 (when shares became available) to Oct. 31, 2008.
(b)	Rounds to less than $0.01 per share.
(c)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

24  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements

1.	ORGANIZATION

Threadneedle Global Equity Income Fund (the Fund) is a series of RiverSource Global Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class I, Class R and Class R4 shares.

•	Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

•	Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

•	Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

•	Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

•	Class R shares are not subject to sales charges and are available to qualifying institutional investors.

•	Class R4 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

At April 30, 2011, Columbia Management Investment Advisers, LLC (the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  25

Notes to Financial Statements (continued)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities

26  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2011, foreign currency holdings consisted of multiple denominations.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund

28  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at April 30, 2011
At April 30, 2011, the Fund had no outstanding derivatives.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

Effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2011

Amount of realized gain (loss) on derivatives recognized in income
Forward foreign
Risk exposure category	currency exchange contracts
Foreign exchange contracts	$1,502

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign
Risk exposure category	currency exchange contracts
Foreign exchange contracts	$—

Volume of derivative activity

Contracts
Opened
Forward foreign currency exchange contracts	6

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser. See Subadvisory agreement below. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the MSCI All Country World Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $19,631 for the six months ended April 30, 2011. The management fee for the six months ended April 30, 2011 was 0.89% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

Subadvisory agreement
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., to subadvise

30  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund’s assets.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the six months ended April 30, 2011 was 0.08% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2011, there were no expenses incurred for these particular items.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)

fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class. Class I shares do not pay transfer agent fees. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended April 30, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.19
Class R4	0.05

Plan administration services fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $84,000 and $9,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

32  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $30,349 for Class A and $325 for Class B for the six months ended April 30, 2011.

Expenses waived/reimbursed by the Investment Manager and its affiliates
Effective Jan. 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) through Dec. 31, 2011, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, do not exceed the annual rates as a percentage of the class’ average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.03
Class R	1.70
Class R4	1.33

Prior to Jan. 1, 2011, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the annual rates as a percentage of the class’ average daily net assets:

Class A	1.45%
Class B	2.21
Class C	2.21
Class I	1.06
Class R	1.86
Class R4	1.36

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 12) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $12,276,564 and $4,786,151, respectively, for the six months ended April 30, 2011. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months
	ended	Year ended
	April 30, 2011	Oct. 31, 2010
Class A
Sold	1,112,917	833,743
Converted from Class B(a)	—	66,308
Reinvested distributions	64,260	111,665
Redeemed	(366,201)	(587,846)

Net increase (decrease)	810,976	423,870

Class B
Sold	21,488	51,369
Reinvested distributions	3,530	8,432
Converted to Class A(a)	—	(66,458)
Redeemed	(10,750)	(49,317)

Net increase (decrease)	14,268	(55,974)

Class C
Sold	44,952	36,140
Reinvested distributions	1,819	2,252
Redeemed	(2,828)	(6,713)

Net increase (decrease)	43,943	31,679

34  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended	Year ended
	April 30, 2011	Oct. 31, 2010
Class R
Sold	39	49
Reinvested distributions	1	1
Redeemed	(39)	—

Net increase (decrease)	1	50

Class R3
Redeemed	N/A	(1,000)

Net increase (decrease)	N/A	(1,000)

Class R4
Sold	—	1,787
Reinvested distributions	47	29

Net increase (decrease)	47	1,816

Class R5
Redeemed	N/A	(1,000)

Net increase (decrease)	N/A	(1,000)

(a)	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2011, securities valued at $3,136,032 were on loan, secured by cash collateral of $3,338,615 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $24,035 earned from securities lending for the six months ended April 30, 2011 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $10,570,543 and $9,709,033, respectively, for the six months ended April 30, 2011. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at April 30, 2011, can be found in the Portfolio of Investments.

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per

36  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended April 30, 2011.

10.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust distributions, investments in partnerships, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $429,635 at Oct. 31, 2010, that if not offset by capital gains will expire in 2017. For the year ended Oct. 31, 2010, $1,047,638 of capital loss carry-over was utilized. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11.	RISKS RELATING TO CERTAIN INVESTMENTS

Foreign/emerging markets risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

12.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of the Fund approved a proposal to merge the Fund with and into Columbia Global Equity Fund. The proposal was approved at a meeting of shareholders held on Feb. 15, 2011 and the merger of the Fund occurred after the close of business on June 3, 2011.

13.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned

38  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

40  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Advisory Agreements

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to Threadneedle Global Equity Income Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”). In addition, under the subadvisory agreement (the “Subadvisory Agreement”) between Columbia Management and Threadneedle International Limited (the “Subadviser”), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Directors (the “Board”), including the independent Board members (the “Independent Directors”), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the “Advisory Agreements”). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2011, including reports based on analyses of data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors (“Independent Legal Counsel”) in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Board’s Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and reviews information prepared by Columbia Management addressing the services Columbia

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  41

Approval of Advisory Agreements (continued)

Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

In August 2010, the Board approved a proposal to merge the Fund with and into Columbia Global Equity Fund (the “Merger”). However, since the Merger was not expected to close until after the termination date of the Fund’s current Advisory Agreements, the Board, at its April 12-14, 2011 in-person Board meeting (the “April Meeting”), considered the renewal of the Advisory Agreements for at least an interim period that would end upon the closing of the Merger. Thus, at the April Meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board’s consideration of the Advisory Agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser:   The Independent Directors analyzed various reports and presentations they had received detailing the services performed by Columbia Management and the Subadviser, as well as their expertise, resources and capabilities. The Independent Directors specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund’s operations, most notably, the close of the acquisition by Ameriprise Financial of the long-term asset management business of Columbia Management Group, LLC (the “Columbia Transaction”) and the successful execution of various integration and other business initiatives in 2010, including, implementation of complex-wide rationalized fee structures and the rebranding of the retail fund complex. The Independent Directors noted the information they received concerning Columbia Management’s ability to retain key personnel in certain targeted areas and its expectations in this regard. In that connection, the Independent Directors took into account their meetings with Columbia Management’s new Chief Investment Officer and considered the additional risk and portfolio management oversight now applied to the Funds as a result. The Independent Directors also assessed the adequacy of the current level and quality of Columbia Management’s technological resources and considered management’s commitments to enhance existing resources in this area. The Independent Directors also noted the extensive information they received on the

42  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

various portfolio management changes which have been implemented since the close of the Columbia Transaction (with certain legacy Columbia Fund portfolio managers now responsible for managing various legacy RiverSource Funds).

Moreover, in connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates (including the Subadviser) and each entity’s ability to carry out its responsibilities under the Advisory Agreements. In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance:  For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:  The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  43

Approval of Advisory Agreements (continued)

median expenses paid by funds in its peer group, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Funds (excluding the effect of a performance incentive adjustment), are at, or below, the median expense ratio of funds in the same comparison group). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer group’s median expense ratio shown in the reports. The Board also considered the Fund’s performance incentive adjustment. The Board considered that although the Fund continues to be subject to a PIA: (i) the effective period of the Fund’s IMS Agreement, if renewed, will be limited to a brief period until the close of the Merger; and (ii) Columbia Global Equity Fund is subject to the new form of investment management services agreement, which does not impose a PIA. The Board also observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds, including information depicting, to the extent reasonably practicable, the expected impact of the Columbia Transaction and the integration initiatives on profitability. In this regard, the Board observed that 2010 profitability was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

44  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Economies of Scale to be Realized:  The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. However, the Board observed that this factor would not be relevant given the impending close of the Merger and the elimination of the Fund.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 14, 2011, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements.

THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT  45

Results of Meeting of Shareholders

Threadneedle Global Equity Income Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1. To approve an Agreement and Plan of Reorganization between Threadneedle Global Equity Income Fund and Columbia Global Equity Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
26,918,676.995	807,405.939	777,242.079	5,629,527.210

Proposal 2. To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	1,817,669,100.658	48,013,074.701	0.000	0.000
02	Edward J. Boudreau, Jr.	1,817,929,714.017	47,752,461.342	0.000	0.000
03	Pamela G. Carlton	1,818,407,025.124	47,275,150.235	0.000	0.000
04	William P. Carmichael	1,816,788,150.238	48,894,025.121	0.000	0.000
05	Patricia M. Flynn	1,819,236,829.523	46,445,345.836	0.000	0.000
06	William A. Hawkins	1,817,400,660.894	48,281,514.465	0.000	0.000
07	R. Glenn Hilliard	1,817,684,775.513	47,997,399.846	0.000	0.000
08	Stephen R. Lewis, Jr.	1,817,358,614.376	48,323,560.983	0.000	0.000
09	John F. Maher	1,819,011,976.785	46,670,198.574	0.000	0.000
10	John J. Nagorniak	1,817,790,462.054	47,891,713.305	0.000	0.000
11	Catherine James Paglia	1,818,829,769.236	46,852,406.123	0.000	0.000
12	Leroy C. Richie	1,817,440,215.921	48,241,959.438	0.000	0.000
13	Anthony M. Santomero	1,817,899,297.744	47,782,877.615	0.000	0.000
14	Minor M. Shaw	1,818,527,731.929	47,154,443.430	0.000	0.000
15	Alison Taunton-Rigby	1,817,270,437.499	48,411,737.860	0.000	0.000
16	William F. Truscott	1,818,341,017.769	47,341,157.590	0.000	0.000

*	All dollars of RiverSource Global Series, Inc. are voted together as a single class for the election of directors.

Proposal 3. To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,794,994,933.315	39,083,879.603	31,603,190.771	171.670

*	All dollars of RiverSource Global Series, Inc. are voted together as a single class for the amendment to the Articles of Incorporation.

46  THREADNEEDLE GLOBAL EQUITY INCOME FUND — 2011 SEMIANNUAL REPORT

Threadneedle Global Equity Income Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6531 D (6/11)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Global Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	June 21, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	June 21, 2011